REDEEMABLE NONCONTROLLING INTEREST - Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ 468	[1],[2]	$ 143		$ 365
Net earnings (loss) attributable to redeemable noncontrolling interests	(59)		5		(3)
Purchase/change of redeemable noncontrolling interests	46		320		(219)
Balance, end of period	$ 455	[1],[2]	$ 468	[1],[2]	$ 143

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.
[2]	See Note 24 of the Notes to these Consolidated Financial Statements for details of redeemable noncontrolling interest.(3) Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction and Note 8 of the Notes to these Consolidated Financial Statements.